Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Inventories

	December 31, 2021
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	3,328,763	(121,586)	3,207,177

	December 31, 2022
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	3,316,039	(105,630)	3,210,409

Cost of Inventories Recognized as an Expense

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Cost of revenue	17,957,568	20,103,735	18,611,515
Loss on abandonment	5,323	552	9,448
Allowance for (reversal of) inventory valuation and obsolescence loss	16,317	41,770	(15,956)
	17,979,208	20,146,057	18,605,007